Capital Stock and Warrants - Additional Information (Detail) - USD ($)	1 Months Ended				12 Months Ended		35 Months Ended
	Feb. 29, 2016	Aug. 31, 2015	Nov. 30, 2014	Feb. 28, 2014	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2016	Feb. 25, 2016	Dec. 31, 2015	Sep. 28, 2015	Apr. 30, 2011
Class of Warrant or Right [Line Items]
Common stock, shares authorized					500,000,000		500,000,000		500,000,000
Common stock, par value					$ 0.001		$ 0.001		$ 0.001
Preferred stock, authorized					1,000,000		1,000,000
Preferred stock, par value					$ 0.001		$ 0.001
Common stock, shares outstanding					254,746,933		254,746,933		163,614,297
Preferred stock, shares outstanding					0		0
Gross proceeds of financing	$ 8,000,000		$ 21,000,000				$ 29,400,000
Common stock, shares issued	29,090,910		30,941,102				73,003,405
Securities offered and sold combination					each consisting of one share of our common stock and one warrant to purchase one share of our common stock.
Number of securities in each unit issued	1
Number of common stock called by each warrant	1
Net proceeds from financing	$ 7,300,000		$ 19,700,000				$ 28,100,000
Stock issued during period shares warrants exercised	816,000
Proceeds from exercise of warrants	$ 400,000				$ 473,000	$ 6,148,000
Exercise price of warrants per share	$ 0.42		$ 0.75
Warrants issued to purchase shares of common stock	28,274,910		22,011,265		80,656,302		80,656,302
Warrants expiration date	Feb. 16, 2021
Additional shares of common available for outstanding exercisable prefunded warrants			13,081,428
Warrants exercisable period			Nov. 12, 2019
Weighted average sale price							$ 0.40
Remaining gross proceeds of financing							$ 18,000,000
Warrants to Hercules [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants per share										$ 0.41
Warrants issued to purchase shares of common stock										1,524,390
Warrants exercisable period					Aug. 11, 2020
Second Amendment [Member] | Warrants to Hercules [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants per share								$ 0.275
Warrants issued to purchase shares of common stock								2,272,727
First Milestone - FDA Acceptance [Member]
Class of Warrant or Right [Line Items]
Common stock shares to be issued upon achieving milestones											3,839,400
Second Milestone - FDA Approval [Member]
Class of Warrant or Right [Line Items]
Common stock shares to be issued upon achieving milestones											8,638,650
SynthRx [Member]
Class of Warrant or Right [Line Items]
Common stock shares to be issued upon achieving milestones											12,478,050
Maximum [Member]
Class of Warrant or Right [Line Items]
Amount available to sell under equity program		$ 30,000,000		$ 30,000,000
Pre-funded Warrants [Member]
Class of Warrant or Right [Line Items]
Securities offered and sold combination					These securities were offered and sold to the underwriters and the public in units with each Series A unit consisting of one share of our common stock and one-half (0.5) of a warrant and each Series B unit consisting of one pre-funded warrant and one-half (0.5) of a warrant.
Proceeds from exercise of warrants			$ 100,000
Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock issued during period shares warrants exercised					13,897,428	100
Exercise of Outstanding Warrants One [Member]
Class of Warrant or Right [Line Items]
Stock issued during period shares warrants exercised					816,000
Exercise price of warrants per share					$ 0.42		$ 0.42
Exercise of Outstanding Warrants Two [Member]
Class of Warrant or Right [Line Items]
Stock issued during period shares warrants exercised					13,081,428
Exercise price of warrants per share					$ 0.01		$ 0.01
Series A [Member]
Class of Warrant or Right [Line Items]
Common stock, shares issued			30,941,102
Number of common stock called by each warrant			0.5
Series A [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of securities in each unit issued			1
Series B [Member]
Class of Warrant or Right [Line Items]
Number of common stock called by each warrant			0.5
Additional shares of common available for outstanding exercisable prefunded warrants			13,081,428
Series B [Member] | Pre-funded Warrants [Member]
Class of Warrant or Right [Line Items]
Number of securities in each unit issued			1